INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred income tax assets and liabilities, net (Details) $ in Millions, $ in Millions	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ 1,681,465		$ 1,190,448
Actions for Recourse Tax Receivable	1,083		2,360
Total deferred tax liability, net	1,680,382		1,188,088
Net deferred tax assets	(40,237)		(36,693)
Net deferred tax liabilities	1,720,619		1,224,781
Currency translation adjustments	7,134
TSMA
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liability, net		$ 1,409
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(50,689)		(1,313,027)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(37,878)		(44,575)
Legal Claims and contingent liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(10,906)		(19,430)
PP&E, intangible assets and right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	1,580,389		1,653,448
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	24,083		36,206
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	178,413		878,247
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ (1,947)		$ (421)